Employee Benefits - Summary of Net Provident Fund Cost Recognized in Net Profit in Statement of Comprehensive Income (Details) - Provident Fund - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Service cost	$ 113	$ 106	$ 101
Net interest on the net defined benefit liability / asset		3	2
Net provident fund cost	$ 113	$ 109	$ 103